NOTE 8 - INCOME TAXES - Components of the Company's Net Current and Deferred Income Tax Provision (Details) (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:	$ 1,610,509	$ (31,579)
Deferred:
Total	1,610,509	(31,579)
Continuing Operations [Member]
Current:	1,414,181
Deferred:		12,600
Total	1,414,181	12,600
Discontinued Operations [Member]
Current:
Deferred:		12,600
Total		$ 12,600